ORGANIZATION AND NATURE OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ORGANIZATION AND NATURE OF OPERATIONS
Cash and cash equivalents	¥ 16,060,679	$ 2,262,100	¥ 10,243,500
Equity securities without readily determinable fair values	358,526		245,000
Long-term payables	2,378,684	$ 335,031	¥ 601,759
Shangrao Carbon and Industrial Equity Investment Fund Center LP. And Yantai Jinyi Investment Management Partnership LP.
ORGANIZATION AND NATURE OF OPERATIONS
Cash and cash equivalents	272,000
Equity securities without readily determinable fair values	50,000
Long-term payables	163,000
Trusts set up by Paker
ORGANIZATION AND NATURE OF OPERATIONS
Outstanding balance of financial liabilities	668,000
Restricted cash	¥ 207,000